Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Solar revenues	$ 0	$ 0	$ 36	$ 58	$ 49	$ 296	$ 13	$ 124	$ 95	$ 482	$ 173
Cost of solar revenues	0	0	30	43	44	141	24	62	72	271	50
Gross profit	0	0	6	15	5	155	(11)	62	23	211	123
Operating expenses:
Research and development	67,521	51,496	42,525	24,077	22,781	9,482	11,854	23,397	185,619	67,514	58,374
Selling, general, and administrative	64,903	65,782	44,104	7,935	5,154	3,693	5,344	6,501	182,724	20,692	12,238
Impairment expense	14,415	0	0	0	0	0	0	0	14,415	0	0
Total operating expenses	146,839	117,278	86,629	32,012	27,935	13,175	17,198	29,898	382,758	88,206	70,612
Loss from operations	(146,839)	(117,278)	(86,623)	(31,997)	(27,930)	(13,020)	(17,209)	(29,836)	(382,735)	(87,995)	(70,489)
Other income (expense):
Interest income (expense), net	(53)	171	22	62	374	411	338	333	202	1,456	686
Revaluation of Series A redeemable convertible preferred stock warrant liability	0	0	0	0	0	(2,844)	98	(593)	0	(3,339)	3,502
Loss on forward contract liability	0	0	0	(1,324)	0	0	0	0	(1,324)	0	0
Other income (expense), net	(597)	(340)	(23)	114	1,278	85	9	1	(846)	1,373	6
Loss before income taxes and equity in net loss of affiliate	(147,489)	(117,447)	(86,624)	(33,145)	(26,278)	(15,368)	(16,764)	(30,095)	(384,703)	(88,505)	(66,295)
Income tax expense (benefit)	(1,030)	2	1	1	1	146	2	2	(1,026)	151	(2,002)
Loss before equity in net loss of affiliate	(146,459)	(117,449)	(86,625)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)	(383,677)	(88,656)	(64,293)
Equity in net loss of affiliate	(637)	0	0	0	0	0	0	0	(637)	0	0
Net loss	(147,096)	(117,449)	(86,625)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)	(384,314)	(88,656)	(64,293)
Premium paid on repurchase of redeemable convertible preferred stock	0	0	(13,407)	0	(16,816)	0	0	0	(13,407)	(16,816)	(166)
Net loss attributable to common stockholder, basic	(147,096)	(117,449)	(100,032)	(33,146)	(43,095)	(15,514)	(16,766)	(30,097)	(397,721)	(105,472)	(64,459)
Net loss attributable to common stockholder, diluted	$ (147,096)	$ (117,449)	$ (100,032)	$ (33,146)	$ (43,095)	$ (15,514)	$ (16,766)	$ (30,097)	$ (397,721)	$ (105,472)	$ (64,459)
Net loss attributable per share to common stockholders, basic and diluted (in dollars per share)	$ (0.38)	$ (0.31)	$ (0.33)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)	$ (1.19)	$ (0.40)	$ (0.28)
Weighted-average shares used to compute net loss attributable per share to common stockholders, basic and diluted (in shares)	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343	335,325,271	262,528,769	226,465,041